Filed with the Securities and Exchange Commission on August 12, 2002

                                        1933 Act Registration File No. 333-17391
                                                     1940 Act File No. 811-07959

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|

        Pre-Effective Amendment No.                                          |_|

        Post-Effective Amendment No. 104                                     |X|

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|

        Amendment No. 106                                                    |X|

                        (Check appropriate box or boxes.)

                              ADVISORS SERIES TRUST
                              ---------------------
               (Exact Name of Registrant as Specified in Charter)

                        2020 E. Financial Way, Suite 100
                               Glendora, CA 91741
               (Address of Principal Executive Offices) (Zip Code)

      (Registrant's Telephone Numbers, Including Area Code) (602) 952-1100

                                 Eric M. Banhazl
                              Advisors Series Trust
                        2020 E. Financial Way, Suite 100
                               Glendora, CA 91741
                     (Name and Address of Agent for Service)

                                   Copies to:

                              Michael Glazer, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                             555 South Flower Street
                       Los Angeles, California 90071-2371

As soon as practical after the effective date of this Registration Statement Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective

   X     immediately upon filing pursuant to paragraph (b)
------

         on ______________ pursuant to paragraph (b)
------

         60 days after filing pursuant to paragraph (a)(1)
------

         on                 pursuant to paragraph (a)(1)
-------     _______________

         75 days after filing pursuant to paragraph (a)(2)
------

         on                 pursuant to paragraph (a)(2) of Rule 485.
-------     _______________

If appropriate, check the following box

[     ]  this  post-effective  amendment  designates a new effective date  for a previously filed post-effective amendment.






                             [LOGO] JACOBS & COMPANY


                          JACOBS & COMPANY MUTUAL FUND
                              Ticker Symbol: JACOX
                               CUSIP: 007 989 775
                  Shareholder Services toll free (877) 560-6823

                            www.jacobsandcompany.com



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


                         Prospectus dated August 12, 2002



                          JACOBS & COMPANY MUTUAL FUND
                              Ticker Symbol: JACOX
                               CUSIP: 007 989 775
                  Shareholder Services toll free (877) 560-6823


A balanced approach to income and capital growth.


The Jacobs & Company Mutual Fund seeks a combination of current income and growth of capital, consistent with preservation of capital. The Fund's investment program emphasizes stock investments in large U.S. companies, fixed-income investments, including investments in U.S. Government agency mortgage-backed securities, and for additional income, the writing of covered call options on its stock holdings. Jacobs & Company is the investment advisor (the "Advisor") to the Fund. The Fund is a series of Advisors Series Trust.

Please see the Fund's privacy notice on page 18.


                         Prospectus dated August 12, 2002



                                Table of Contents

An Overview of the Fund........................................................4
Performance Information........................................................5
Fees and Expenses..............................................................6
Investment Objective and Principal Investment Strategies.......................8
Principal Risks of Investing in the Fund.......................................9
Investment Advisor............................................................10
Shareholder Information.......................................................10
Pricing of Fund Shares........................................................14
Dividends and Distributions...................................................14
Tax Consequences..............................................................14
Rule 12b-1 Fees...............................................................15
Financial Highlights..........................................................16
PRIVACY NOTICE................................................................18



                                         An Overview of the Fund


What is the Fund's  The Fund seeks a combination of current income and growth of
investment goal?    capital, consistent with preservation of capital.


What are the        The Fund invests in a combination of equity and fixed-income
Fund's              securities.  Although  the  percentage  of assets  allocated
principal           between  equity and  fixed-income  securities  is  flexible,
investment          under normal market conditions,  the Advisor expects that at
strategies?         least  40%  of  the  Fund's   assets  will  be  invested  in
                    fixed-income  securities.  Equity securities  include common stocks of large-capitalization  domestic companies.  Covered call options will be written on equity securities to enhance
                    total  return  and  provide  additional   protection  during
                    corrections  or   consolidations   in  the  equity  markets.
                    Fixed-income securities consist primarily of mortgage-backed
                    securities  issued  by  the  Government   National  Mortgage
                    Association, but may also include other U.S. Government and corporate bonds, notes and bills, preferred stocks and money market instruments.

                    In selecting equity securities for the Fund, the Advisor seeks growth stocks it believes to be of high-quality, based on its analysis of factors such as potential earnings growth, price to earnings ratios, strength of management, product development and dividend history. In selecting fixed-income securities, the Advisor seeks safety of principal, monthly cash flows and above-average yield, with a sensitivity to risk.

What are the        There  is the  risk  that  you  could  lose  money  on  your
principal           investment in the Fund. This could happen,  for example,  if risks of investing  either of the following events happen:
in the Fund?
                    o    The stock market goes down.
                    o    Interest rates go up.

Who may want to     The Fund may be appropriate for investors who:
invest in
the Fund?
                    o    Are pursuing a long-term goal such as retirement.
                    o    Are seeking total return from both capital appreciation
                         and income with a sensitivity to risk.
                    o    Are seeking  exposure to the equity  markets  with less
                         volatility than pure equity funds.

                    The Fund may not be appropriate for investors who:

                    o    Are pursuing a short-term goal.
                    o    Are investing emergency reserves.

                             Performance Information

Because the Fund has been in operation for less than a full calendar year, its total return bar chart and performance table have not been included.

                                Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases........................ None
Maximum deferred sales charge (load) ................................... None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fee ......................................................... 1.00%
Distribution and Service (12b-1) Fee ....................................0.25%
Other Expenses ..........................................................4.71%
                                                                         -----
Total Annual Fund Operating Expenses...................................  5.96%
Fee Reduction and/or Expense Reimbursement .............................-3.96%
                                                                         -----
Net Annual Fund Operating Expenses1  ....................................2.00%
                                                                         =====

1 The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Fund, until terminated by the Trustees or the Fund's Investment Advisory Agreement is terminated, to ensure that Total Fund Operating Expenses will not exceed the net expense amount shown. The Advisor reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the limit. The Trustees may terminate this expense reimbursement arrangement at any time.


Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under the assumptions, your costs would be:


                    One Year                         $ 203

                    Three Years                      $ 627
                    Five Years                      $ 1,078
                    Ten Years                       $ 2,327

            Investment Objective and Principal Investment Strategies

The Fund's investment goal is to seek a combination of current income and growth of capital, consistent with preservation of capital.

The Advisor has the flexibility to select among different types of investments for growth and income and to alter the composition of the Fund's portfolio as economic and market trends change. Under normal market conditions, the Fund expects that between 40% and 60% of the Fund's assets will be invested in either equity securities or fixed-income securities.

Although the Fund is not restricted as to the capitalization of companies it will purchase, it is expected that the Fund will primarily invest in equity securities of large-capitalization domestic companies. The Fund generally defines large-capitalization companies as those having a market capitalization of $5 billion or more.

The Advisor's investment process identifies companies with positive earnings growth, rising relative price strength and positive company fundamentals. While economic forecasting and industry/sector analysis play a part in the research effort, the Advisor's stock selection process begins with individual company analysis. This is often referred to as a bottom-up approach to investing. From a group of companies that meet the Advisor's standards, the Advisor selects the securities of those companies whose earnings are expected to grow over an extended period of time and that possess defensive characteristics, such as low to average price to earnings ratios, common dividends, and a beta (a statistical measure of a stock's volatility) generally less than 1.00, indicating less volatility than the equity market as a whole. In making its determination, the Advisor also considers other characteristics of a particular company, including new product development, strength of management and competitive market dynamics.

In pursuit of its investment goal, the Fund will write covered call options on securities. Premiums received on the sale of such options are expected to enhance the income of the Fund.

The Fund will typically sell an equity security when a call option is exercised or the fundamental reason that the security was purchased no longer exists. Securities may also be sold when the Advisor believes the security has reached its appreciation potential, or when a company's fundamentals are deteriorating.


Fixed-income securities held by the Fund include U.S. agency obligations, investment grade corporate debt securities, U.S. Treasury obligations, preferred stock and money market instruments. It is expected that at least 40% of the Fund's assets will be invested in fixed-income securities.


In the fixed-income portion of its portfolio, the Fund will invest primarily in mortgage-backed securities guaranteed by the Government National Mortgage Association, commonly known as Ginnie Maes. Ginnie Maes represent interests in "pools" of mortgage loans and are backed by the full faith and credit of the U.S. Treasury. The yields on Ginnie Maes generally are higher than on U.S. Treasury securities with comparable maturities.


Investment grade debt securities are those securities rated BBB or better by Standard & Poor's Ratings Group or Baa or better by Moody's Investors Service, Inc., or if unrated, determined by the Advisor to be of equal quality. In selecting fixed-income securities, the Advisor uses a combined approach of technical and fundamental analysis. The Advisor focuses on the anticipated direction of interest rates, the yield curve, and, in the case of Ginnie Maes, principal repayment patterns, the demographics of the underlying mortgagors, geographic location of the mortgaged properties and other factors. Corporate bond analysis encompasses the same research approach that is used in purchasing equity securities for the Fund.


Factors that the Advisor considers in determining whether to sell a fixed-income security include the potential for prepayments, changes in the interest rate environment, and the allocation and maturity structure of the overall portfolio.

Under normal market conditions, the Fund will stay fully invested in stocks and/or fixed-income securities. However, the Fund may depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic or political conditions. This may result in the Fund not achieving its investment objective.

The Fund anticipates that it will have a portfolio turnover rate of less than 100%.

                    Principal Risks of Investing in the Fund


The principal risks of investing in the Fund that may adversely affect the Fund's net asset value or total return have previously been summarized under "An Overview of the Fund." These risks are discussed in more detail below.


Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

Fixed-Income Securities Risk. The market value of fixed-income securities is sensitive to prevailing interest rates. In general, when interest rates rise, a fixed-income security's value declines and when interest rates decline, its market value rises. Normally, the longer the remaining maturity of a security, the greater the effects of interest rate changes on the market value of the security. In addition, changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness affect the market value of fixed-income securities of that issuer.

The Fund's investments in mortgage-backed securities will be subject to prepayment risk. When interest rates decline, homeowners tend to refinance their mortgages.

When this occurs, investors in Ginnie Mae pools experience a higher rate of prepayment. As a result, investors in Ginnie Mae pools not only lose the benefit of the higher yielding underlying mortgages that are being prepaid but they must reinvest the proceeds at lower interest rates. This could cause a decrease in the Fund's income and share price.

Options Risk. Covered call options, such as those written by the Fund, enhance Fund income by the generation of premiums upon the sale of the options, but may result in the Fund's losing the benefit of a portion of the appreciation in the underlying equity security to the extent the value increases to an amount in excess of the option exercise price.

                               Investment Advisor


Jacobs & Company, established in 1988, is the investment advisor to the Fund. The Advisor's address is 300 Summers St., Ste. 970, Charleston, West Virginia 25301. The investment advisor provides investment advisory services to individual and institutional clients. The investment advisor provides advice on buying and selling securities. The investment advisor provides management services with respect to the Fund's investment portfolio, furnishes office space for the Fund and provides most of the personnel needed by the Fund. For its services, the Fund pays the investment advisor a monthly management fee based upon its average daily net assets at the annual rate of 1.00%.


Portfolio Manager

John M. Jacobs, founder and President of the Advisor, will be responsible for the day-to-day management of the Fund's portfolio.

                              Shareholder Services

How to Buy Shares
You may open a Fund account with $2,000 and add to your account at any time with $100 or more. You may open a retirement account with $1,000 and add to your account at any time with $100 or more. After you have opened a Fund account, you also may make automatic subsequent monthly investments with $100 or more through the Automatic Investment Plan. The minimum investment requirements may be waived from time to time by the Fund.

You may purchase shares of the Fund by check or wire. Shares are purchased at the net asset value next determined after the Transfer Agent receives your order in proper form as discussed in this Prospectus. All purchases by check must be in U.S. dollars. Third party checks and cash will not be accepted. A charge may be imposed if your check does not clear. The Fund is not required to issue share certificates. The Fund reserves the right to reject any purchase in whole or in part.

By Check

If you are making an initial investment in the Fund, simply complete the Application Form included with this Prospectus and mail it with a check (made payable to "Jacobs & Company Mutual Fund") to:


Regular Mail                         Overnight Delivery
Jacobs & Company Mutual Fund         Jacobs & Company Mutual Fund
c/o U.S. Bancorp Fund Services, LLC  c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701                         615 E. Michigan Street, Third Floor
Milwaukee, WI 53201-0701             Milwaukee, WI  53202



NOTE: The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.

If you are making a subsequent purchase, a stub is attached to the account statement you will receive after each transaction. Detach the stub from the statement and mail it together with a check made payable to "Jacobs & Company Mutual Fund" to the Fund in the envelope provided with your statement or to the address noted above. Your account number should be written on the check.

By Wire


If you are making your first investment in the Fund, before you wire funds, the Transfer Agent must have a completed Account Application. You can mail or overnight deliver your Account Application to the Transfer Agent at the above address. Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you. Once your account has been established, you may instruct your bank to send the wire. Your bank must include both the name of the Fund you are purchasing and your name so that monies can be correctly applied. Your bank should transmit immediately available funds by wire to:

                  U.S. Bank, National Association
                  425 Walnut Street
                  Cincinnati, OH 45202
                  ABA #: 042000013
                  Credit:  U.S. Bancorp Fund Services, LLC
                           A/C #112-952-137
                  FFC:     Jacobs & Company Mutual Fund
                           Shareholder Registration
                           Shareholder Account Number (if known)

If you are making a subsequent purchase, your bank should wire funds as indicated above. It is essential that your bank include complete information about your account in all wire instructions. If you have questions about how to invest by wire, you may call the Transfer Agent at 1-877-560-6823. Your bank may charge you a fee for sending a wire to the Fund.


Through Brokers

You may buy and sell shares of the Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Fund's Transfer Agent, and you will pay or receive the next price calculated by the Fund. The broker (or agent) holds your shares in an omnibus account in the broker's (or agent's) name, and the broker (or agent) maintains your individual ownership records. The Fund may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus.

Automatic Investment Plan


For your convenience, the Fund offers an Automatic Investment Plan. Under this Plan, after your initial investment, you authorize the Fund to withdraw from your personal checking account each month an amount that you wish to invest, which must be at least $100. If you wish to enroll in this Plan, complete the appropriate section in the Account Application or contact the Transfer Agent. The Fund may terminate or modify this privilege at any time. You may terminate your participation in the Plan at any time by notifying the Transfer Agent in writing. Your termination letter must be received by the Transfer Agent sufficiently in advance of the next scheduled withdrawal.


Retirement Plan

The Fund offers an Individual Retirement Account ("IRA") plan. You may obtain information about opening an IRA account by calling toll free (877) 560-6823. If you wish to open a Keogh, Section 403(b) or other retirement plan, please contact your securities dealer.

How to Sell Shares

You may sell (redeem) your Fund shares on any day the Fund and the New York Stock Exchange ("NYSE") are open for business.

You may redeem your shares by simply sending a written request to the Transfer Agent. You should give your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration. Certain redemptions require a signature guarantee. Call the Transfer Agent for details. You should send your redemption request to:


Regular Mail                         Overnight Delivery
Jacobs & Company Mutual Fund         Jacobs & Company Mutual Fund
c/o U.S. Bancorp Fund Services, LLC  c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701                         615 E. Michigan Street, Third Floor
Milwaukee, WI 53201-0701             Milwaukee, WI  53202


If you complete the Redemption by Telephone portion of the Account Application, you may redeem all or some of your shares by calling the Transfer Agent toll free at (877) 560-6823 before the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern Time. Redemption proceeds will be processed on the next business day to the address that appears on the Transfer Agent's records. If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the Account Application. The minimum amount that may be wired is $1,000. Wire charges, if any, will be deducted from your redemption proceeds. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request. If you have a retirement account, you may not redeem shares by telephone.


When you establish telephone privileges, you are authorizing the Fund and its Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. Redemption proceeds will be transferred to the bank account you have designated on your Account Application.

Before executing an instruction received by telephone, the Fund and the Transfer Agent may use reasonable procedures to confirm that the telephone instructions are genuine. These procedures will include recording the telephone call and asking the caller for a form of personal identification. If the Fund and the Transfer Agent follow these procedures, they will not be liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Fund may change, modify or terminate these privileges at any time upon at least 60 days' notice to shareholders.

You may request telephone redemption privileges after your account is opened by calling the Transfer Agent toll free at (877) 560-6823 for instructions.

You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you made your initial investment by wire, payment of your redemption proceeds for those shares will not be made until one business day after your completed Account Application is received by the Fund. If you did not purchase your shares with a certified check or wire, the Fund may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first.

The Fund may redeem the shares in your account if the value of your account is less than $1,000 as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $1,000 before the Fund makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $1,000 before the Fund takes any action.

The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Fund would do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Program

As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Program. If you elect this method of redemption, the Fund will send you a check in a minimum amount of $100. You may choose to receive a check each month or calendar quarter. Your Fund account must have a value of at least $10,000 in order to participate in this Program. This Program may be terminated at any time by the Fund. You may also elect to terminate your participation in this Program at any time by writing to the Transfer Agent.

A withdrawal under the Program involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

                             Pricing of Fund Shares

The price of Fund shares is based on the Fund's net asset value. The net asset value of the Fund's shares is determined by dividing the Fund's assets, minus its liabilities, by the number of shares outstanding. The Fund's assets are the value of securities held in its portfolio, plus any cash and other assets. The Fund's liabilities are fees and expenses it owes. The number of Fund shares outstanding is the amount of shares which have been issued to shareholders. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the net asset value next calculated after your order is received in proper form. The net asset value of shares of each class of the Fund's shares is determined as of the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern Time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).

                           Dividends and Distributions

The Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December. The Fund will make another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31 on or about December 31.


All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash. If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date for the distribution.

                                Tax Consequences


The Fund intends to make distributions of dividends and capital gains. Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.


If you sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

                                 Rule 12b-1 Fees

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. This rule allows the Fund to pay distribution fees for the sale and distribution of its shares and for services provided to its shareholders. The annual distribution and service fee is up to 0.25% of the Fund's average daily net assets which is payable to the Advisor, as Distribution Coordinator. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment in Fund shares and may cost you more than paying other types of sales charges.


                              Financial Highlights

This table shows the Fund's financial performance for the period shown. Certain information reflects financial results for a single Fund share. "Total return" shows how much your investment in the Fund would have increased or decreased during the period, assuming you had reinvested all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, and their report and the Fund's financial statements are included in the Fund's annual report dated January 31, 2002, which is available free of charge upon request.

For a share outstanding throughout each period

                                                       June 11, 2001*
                                                          through
                                                      January 31, 2002
----------------------------------------------------------------------

Net asset value, beginning of period                     $     10.00
                                                          ----------

Income from investment operations:

      Net investment income                                    0.06
      Net realized and unrealized gain on investments          0.21
                                                          ----------
Total from investment operations                               0.27
                                                          ----------

Less Distributions:
      From net investment income                              (0.07)
      From net realized gain on investments                   (0.02)
                                                          ----------
Total distributions                                           (0.09)
                                                          ----------

Net asset value, end of period                           $     10.18
                                                          ==========

Total return                                                   2.74%+

Ratios/supplemental data:
Net assets, end of period (thousands)                    $     9,931
Ratio of expenses to average net assets:
      Before expense reimbursement                             5.96%**
      After expense reimbursement                              2.00%**
Ratio of net investment income to average net assets
      After expense reimbursement                              1.57%**
Portfolio turnover rate                                        49.7%


*Commencement of operations.
+Not Annualized.
**Annualized.

                                 PRIVACY NOTICE

Jacobs & Company Mutual Fund and Jacobs & Company collect non-public information about you from the following sources:

o    Information  we  receive  about  you on  applications  or  other  forms;
o    Information you give us orally; and
o    Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with nonaffiliated third parties.


                          JACOBS & COMPANY MUTUAL FUND
                 a series of Advisors Series Trust (the "Trust")

For investors who want more information about the Fund, the following document is available free upon request:

Statement  of  Additional  Information  (SAI):  The SAI provides  more  detailed
information   about  the  Fund  and  is  incorporated  by  reference  into  this
Prospectus.


Annual/Semi-Annual Repots: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its fiscal year.

You can get free copies of the reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                          Jacobs & Company Mutual Fund
                       c/o U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                            Telephone: (877) 560-6823



You can review and copy information including the Fund's SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-202-942-8090. Reports and other information about the Fund are also available:

o Free of charge from the Commission's EDGAR database on the Commission's Internet website at http://www.sec.gov., or

o For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102, or

o For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

               (The Trust's SEC Investment Company Act file number is 811-07959)

                       STATEMENT OF ADDITIONAL INFORMATION

                              dated August 12, 2002


                          JACOBS & COMPANY MUTUAL FUND
                            300 Summers St., Ste. 970
                         Charleston, West Virginia 25301




This Statement of Additional Information ("SAI") is not a prospectus, and it should be read in conjunction with the Prospectus dated August 12, 2002, as may be revised, of the Jacobs & Company Mutual Fund (the "Fund"), a series of Advisors Series Trust (the "Trust"). Jacobs & Company (the "Advisor") is the investment advisor to the Fund. A copy of the Fund's Prospectus may be obtained by calling 1-877-560-6823.

The Fund's financial statements for the period June 11, 2001 (commencement of operations) through January 31, 2002, are incorporated herein by reference to the Fund's Annual Report dated January 31, 2002. A copy of the Annual report may be obtained without charge by calling or writing the Fund as shown above.


                                          TABLE OF CONTENTS



THE TRUST......................................................................2
INVESTMENT OBJECTIVE AND POLICIES..............................................2

INVESTMENT RESTRICTIONS.......................................................11
MANAGEMENT....................................................................13
INVESTMENT ADVISORY AND OTHER SERVICES........................................19
INVESTMENT ADVISOR............................................................19
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................24
PORTFOLIO TURNOVER............................................................26
DETERMINATION OF NET ASSET VALUE..............................................26
PURCHASE AND REDEMPTION OF SHARES.............................................28
TAXATION......................................................................31
DIVIDENDS AND DISTRIBUTIONS...................................................34
PERFORMANCE INFORMATION.......................................................35
GENERAL INFORMATION...........................................................37
APPENDIX A....................................................................41
APPENDIX B....................................................................43



                                    THE TRUST


     The Trust is an open-end management investment company organized as a Delaware business trust on October 3, 1996. The Trust may consist of various series which represent separate investment portfolios. This SAI relates only to the Fund.


     The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

                        INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of the Fund is to seek a combination of current income and growth of capital, consistent with preservation of capital. The Fund is diversified (see fundamental investment restriction (6) under "Investment Restrictions"). Under applicable federal laws, the diversification of a mutual fund's holdings is measured at the time the fund purchases a security. However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund's total assets due to movements in the financial markets. If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of fewer issuers. Then a fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the fund qualifying as a diversified fund under applicable federal laws.

     The  following  information   supplements  the  discussion  of  the  Fund's
investment objective and policies as set forth in its Prospectus. There can be no guarantee that the Fund's objective will be attained.

     Mortgage-Backed Securities. The Fund will invest in mortgage-backed securities. These include Government National Mortgage Association ("GNMA") certificates, Federal National Mortgage Association ("FNMA") certificates and Federal Home Loan Mortgage Corporation ("FHLMC") certificates. The Fund also may invest in securities issued or guaranteed by other U.S. Government agencies or instrumentalities, including: the Federal Farm Credit System (obligations supported only by the credit of the issuer, but do not give the issuer the right to borrow from the U.S. Treasury, and are not guaranteed by the U.S. Government); the Federal Home Loan Bank (obligations supported by the right of the issuer to borrow from the U.S. Treasury to meet its obligations but are not guaranteed by the U.S. Government); the Tennessee Valley Authority and the U.S. Postal Service (the obligations of each supported by the right of the issuer to borrow from the U.S. Treasury to meet it obligations); and the Farmers Home Administration and the Export-Import Bank (obligations backed by the full faith and credit of the United States). The Fund may invest in collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities issued or
guaranteed   by   the   U.S.   Government,   its   agencies,    authorities   or
instrumentalities.

     Each of the certificates described below is characterized by monthly payments to the security holder, reflecting the monthly payments made by the mortgagees of the underlying mortgage loans. The payments to the security holders (such as the Fund), like the payments on the underlying loans, generally represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as twenty to thirty years, the borrowers can, and typically do, repay them sooner. Thus, the security holders frequently receive prepayments of principal, in addition to the principal which is part of the regular monthly payments. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. Thus, in times of declining interest rates, some higher yielding mortgages might be repaid resulting in larger cash payments to the Fund, and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities.

     Interest rate fluctuations may significantly alter the average maturity of mortgage-backed securities by changing the rates at which homeowners refinance mortgages. When interest rates rise, prepayments often drop, which should increase the average maturity of the mortgage-backed security. Conversely, when interest rates fall, prepayments often rise, which should decrease the average maturity of the mortgage-backed security.

     GNMA Certificates. GNMA Certificates are mortgage-backed securities, which evidence an undivided interest in a pool of mortgage loans. In the case of GNMA Certificates, principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates that the Fund purchases are the "modified pass-through" type. "Modified pass-through" GNMA Certificates entitle the holder to receive a share of all interest and principal payments paid and owed on the mortgage pool net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment.

     GNMA Guarantee. The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the Farmers' Home Administration ("FMHA"), or guaranteed by the Department of Veterans Affairs ("VA"). The GNMA guarantee is backed by the full faith and credit of the U.S. Government. GNMA also is empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

     Life of GNMA Certificates. The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before maturity of the mortgages in the pool. The Fund normally will not distribute principal payments (whether regular or prepaid) to its shareholders. Rather, it will invest such payments in additional mortgage-backed securities of the types described above. Interest received by the Fund will, however, be distributed to shareholders. Foreclosures impose no risk to principal investment because of the GNMA guarantee. As prepayment rates of the individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates.

     Yield Characteristics of GNMA Certificates. The coupon rate of interest on GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates by the amount of the fees paid to GNMA and the issuer. The coupon rate by itself, however, does not indicate the yield which will be earned on GNMA Certificates. First, Certificates may trade in the secondary market at a premium or discount. Second, interest is earned monthly, rather than semi-annually as with traditional bonds; monthly compounding raises the effective yield earned. Finally, the actual yield of a GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying it. For example, if the higher-yielding mortgages from the pool are prepaid, the yield on the remaining pool will be reduced.

     FHLMC Securities. FHLMC issues two types of mortgage pass-through securities, mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool.

     FNMA Securities. FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest on FNMA Certificates and the full return of principal.

     Risk of foreclosure of the underlying mortgages is greater with FHLMC and FNMA securities because, unlike GNMA Certificates, FHLMC and FNMA securities are not guaranteed by the full faith and credit of the U.S. Government.

     U.S. Government Securities. U.S. Government securities in which the Fund may invest include direct obligations issued by the U.S. Treasury, such as Treasury bills, certificates of indebtedness, notes and bonds. U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Federal National Mortgage Association, Federal Home Loan Banks, Government National Mortgage Association, International Bank for Reconstruction and Development and Student Loan Marketing Association.

     All Treasury securities are backed by the full faith and credit of the United States. Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the Federal National Mortgage Association, are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against United States in the event that the agency or instrumentality does not meet its commitment.

     Fixed Income Securities. Fixed-income securities include traditional debt securities issued by corporations, such as bonds and debentures and debt securities that are convertible into common stock and interests.

     Fixed income securities that will be eligible for purchase by the Fund include investment grade corporate debt securities, those rated BBB or better by Standard & Poor's Ratings Group ("S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's). Securities rated BBB by S&P are considered investment grade, but Moody's considers securities rated Baa to have speculative characteristics.

     The Fund reserves the right to invest up to 5% of its assets in securities rated lower than BB by S&P or lower than Baa by Moody's. Lower-rated securities generally offer a higher current yield than that available for higher grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. There can be no assurance that such declines will not recur. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit the Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

     Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a Fund may have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Also, as the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates the value of the securities held by a Fund may decline proportionately more than a Fund consisting of higher-rated securities. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher-rated bonds, resulting in a decline in the overall credit quality of the securities held by the Fund and increasing the exposure of the Fund to the risks of lower-rated securities.

     Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after the Fund has acquired the security. If a security's rating is reduced while it is held by the Fund, the Advisor will consider whether the Fund should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial conditions may be better or worse than the rating indicates. The ratings for debt securities are described in Appendix A.

     Fixed-income securities with longer maturities generally entail greater risk than those with shorter maturities.

     Convertible Securities. Among the fixed-income securities in which the Fund may invest are convertible securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

     Preferred Stock. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer by dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

     Options. The Fund may for hedging purposes and in order to generate additional income, write call options on a covered basis. Premiums received on the sale of such options are expected to enhance the income of the Fund.

     The purchaser of a call option has the right to buy, and the writer (in this case the Fund) of a call option has the obligation to sell, an underlying security at a specified exercise price during a specified option period. The advantage to the Fund of writing covered calls is that the Fund receives a premium for writing the call, which is additional income. However, if the security rises in value and the call is exercised, the Fund may not participate fully in the market appreciation of the security.

     During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the writer effects a closing purchase transaction.

     A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written. A closing purchase transaction cannot be effected with respect to an option once the Fund writing the option has received an exercise notice for such option. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or different expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

     If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between (a) the cost of the underlying security and (b) the proceeds of the sale of the security, plus the amount of the premium on the option, less the commission paid.

     The market value of a call option generally reflects the market price of the underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

     The Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

     The Fund may also purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund's portfolio. The Fund's purchase of put options is limited to no more than 5% of the value of its net assets. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or a call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. The ability of the Fund to engage in options strategies depends also upon the availability of a liquid market for such instruments. There can be no assurance that such a liquid market will exist for such instruments.

     Foreign Securities. The Fund may invest up to 5% of its total assets in foreign securities, including Depositary Receipts, which are described below. The Fund expects that its investments in foreign issuers, if any, will generally be in companies which generate substantial revenues from U.S. operations and which are listed on U.S. securities exchanges. Since foreign securities are normally denominated and traded in foreign currencies, the values of the Fund's foreign investments may be influenced by currency exchange rates and exchange control regulations. There may be less information publicly available about foreign issuers than U.S. issuers, and they are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Foreign securities may be less liquid and more volatile than comparable U.S. securities. Foreign settlement procedures and trade regulations may involve certain expenses and risks. One risk would be the delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad. It is possible that nationalization or expropriation of assets, imposition of currency exchange controls, taxation by withholding Fund assets, political or financial instability and diplomatic developments could affect the value of the Fund's investments in certain foreign countries. Foreign laws may restrict the ability to invest in certain issuers or countries and special tax considerations will apply to foreign securities.

     Depositary Receipts. American Depositary Receipts ("ADRs") are securities, typically issued by a U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass voting rights through to the holders of the receipts in respect to the deposited securities.


     Investment Company Securities. The Fund may invest in shares of other investment companies. The Fund may invest in money market mutual funds in connection with its management of daily cash positions. Pursuant to current law, the Fund intends to limit its investments in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, or its affiliated persons, as a whole. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company's advisory and operational expenses.


     Illiquid Securities. The Fund may not invest more than 5% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in the Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Fund's investment restrictions.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to sell them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     When-Issued Securities. The Fund may from time to time purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for them take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, the Fund intends to purchase them with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued basis. The Fund's Custodian will segregate liquid assets equal in value to commitments for when-issued securities.

     Money Market Instruments. The Fund may invest in any of the following securities and instruments:

     Certificates of Deposit, Bankers' Acceptances and Time Deposits. The Fund may hold certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

     In addition to buying certificates of deposit and bankers' acceptances, the Fund also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

     Commercial Paper and Short-Term Notes. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

     Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-1" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in Appendix B.

     Repurchase Agreements. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers believed creditworthy, and only if fully collateralized by securities in which the Fund is permitted to invest. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase the instrument and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This procedure results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements are considered under the 1940 Act to be loans collateralized by the underlying securities. All repurchase agreements entered into by the Fund will be fully collateralized at all times during the period of the agreement in that the value of the underlying security will be at least equal to 102% of the amount of the loan, including the accrued interest thereon, and the Fund or its custodian or sub-custodian will have possession of the collateral, which the Board of Trustees believes will give it a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been conclusively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by the Fund, but would only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The Board of Trustees believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Fund. Repurchase agreements maturing in more than seven days are treated as illiquid for purposes of the Fund's restrictions on purchases of illiquid securities. Repurchase agreements are also subject to the risks described below with respect to stand-by commitments. INVESTMENT RESTRICTIONS

     The Fund has adopted the following investment restrictions that may not be changed without approval by a "majority of the outstanding shares" of the Fund which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or
(b) more than 50% of the outstanding shares of the Fund.

     The Fund may not:

     1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

     2. Issue senior securities,  borrow money or pledge its assets, except that
(i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions.

     3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities).

     4. Purchase or sell real estate, commodities or commodity contracts (the Fund reserves the right, upon notice to shareholders to engage in futures contracts in furtherance of its investment objective);

     5. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

     6. Purchase the securities of any issuer, if as a result more than 5% of the total assets of the Fund would be invested in the securities of that issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, provided that up to 25% of the value of the Fund's assets may be invested without regard to this limitation.

     The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:

     1. Purchase any security if as a result the Fund would then hold more than 10% of any class of securities of an issuer (taking all common stock issues of an issuer as a single class, all preferred stock issues as a single class, and all debt issues as a single class) or more than 10% of the outstanding voting securities of an issuer.

     2. Invest in any issuer for purposes of exercising control or management.

     3. Invest in securities of other investment companies except as permitted under the 1940 Act.

     4. Invest, in the aggregate, more than 5% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

     5. Invest, in the aggregate, more than 10% of its net assets in (a) foreign securities, (b) the purchase of put options, and (c) securities described in restriction 10 immediately above (with each such investment category not to exceed 5% of its net assets).

     6. With respect to fundamental investment restriction 2 above, the Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

     Except with respect to borrowing, if a percentage restriction set forth in the prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

                                   MANAGEMENT


     The overall management of the business and affairs of the Trust is vested with its Board of Trustees (the "Board"). The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day to day operations of the Trust are delegated to its officers, subject to the Fund's investment objectives, strategies, and policies and to general supervision by the Board.

     The Trustees and officers of the Trust, their birth dates and positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are listed in the table below. Unless noted otherwise, each person has held the position listed for a minimum of five years.




----------------------- --------------- -------------------------- ------------------------- ------------------------------------
      Name, Address     Position with      Term of Office and        Principal Occupation
         and Age          the Trust       Length of Time Served     During Past Five Years        Other Directorships Held
----------------------- --------------- -------------------------- ------------------------- ------------------------------------
Independent Trustees of the Trust
---------------------------------------------------------------------------------------------------------------------------------
George J. Rebhan*       Trustee         Indefinite term since      Retired; formerly         Trustee, Trust for Investment
  (born 1934)                           May 2002.                  President, Hotchkis and   Managers; Trustee, E*TRADE Funds.
2020 E. Financial Way                                              Wiley Funds (mutual
Glendora, CA 91741                                                 funds) from 1985 to
                                                                   1993.
----------------------- --------------- -------------------------- ------------------------- ------------------------------------
James Clayburn LaForce* Trustee         Indefinite term since      Dean Emeritus, John E.    Trustee, Trust for Investment
  (born 1927)                           May 2002.                  Anderson Graduate         Managers; Director, Payden & Rygel
2020 E. Financial Way                                              School of Management,     Funds, Provident Investment
Glendora, CA 91741                                                 University of             Counsel Fund, BlackRock Funds,
                                                                   California, Los Angeles.  Jacobs Engineering, Timken Co.,
                                                                                             Cancervax.
----------------------- --------------- -------------------------- ------------------------- ------------------------------------
Walter E. Auch*         Trustee         Indefinite term since      Management Consultant     Director, Nicholas-Applegate
  (born 1921)                           February 1997.                                       Funds, Salomon Smith Barney Funds,
2020 E. Financial Way                                                                        Banyan Strategic Realty Trust,
Glendora, CA 91741                                                                           Legend Properties, Pimco Advisors
                                                                                             LLP and Senele Group.
----------------------- --------------- -------------------------- ------------------------- ------------------------------------
Donald E. O'Connor*      Trustee        Indefinite term since      Financial Consultant;     Independent Director, The
  (born 1936)                           February 1997.             formerly Executive Vice   Parnassus Fund, The Parnassus
2020 E. Financial Way                                              President and Chief       Income Fund, and The Forward Funds.
Glendora, CA 91741                                                 Operating Officer of
                                                                   ICI Mutual Insurance
                                                                   Company (until January
                                                                   1997).
----------------------- --------------- -------------------------- ------------------------- ------------------------------------
George T. Wofford III*  Trustee         Indefinite term since      Senior Vice President,    None.
  (born 1939)                           February 1997.             Information Services,
2020 E. Financial Way                                              Federal Home Loan Bank
Glendora, CA 91741                                                 of San Francisco.
----------------------- --------------- -------------------------- ------------------------- ------------------------------------
Interested Trustee of the Trust
----------------------- ---------------- ---------------------- ---------------------------- ------------------------------------
Eric M. Banhazl**       Trustee          Indefinite term        President and Treasurer of   None.
  (born 1957)                            since February 1997.   the Trust; Senior Vice
2020 E. Financial Way                                           President, U.S. Bancorp
Glendora, CA 91741                                              Fund Services, LLC since
                                                                July, 2001; Treasurer,
                                                                Investec Funds; formerly,
                                                                Executive Vice President,
                                                                Investment Company
                                                                Administration, LLC,
                                                                (mutual fund
                                                                administrator and the
                                                                Fund's former administrator).
---------------------------------------------------------------------------------------------------------------------------------
Officers of the Trust
----------------------- ---------------- ---------------------- ---------------------------- ------------------------------------
Eric M. Banhazl         President,       Indefinite term        See Above.                   See Above.
  (see above)           Treasurer and    since February 1997.
                        Trustee
----------------------- ---------------- ---------------------- ---------------------------- ------------------------------------
Chad E. Fickett         Secretary        Indefinite term        Compliance Administrator,    None.
  (born 1973)                            since March 2002.      U.S. Bancorp Fund
615 East Michigan St.                                           Services, LLC since July,
Milwaukee, WI 53202                                             2000.
----------------------- ---------------- ---------------------- ---------------------------- ------------------------------------




* Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act ("Independent Trustees").

** Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Banhazl is an interested person of the Trust by virtue of his position as President and Treasurer of the Trust. He is also an officer of U.S. Bancorp Fund Services, LLC, the administrator for the Fund.

Compensation

     Each Independent Trustee receives $18,000 per year in fees, plus $500 for each meeting attended and is reimbursed for expenses. This amount is allocated among each of the sixteen current portfolios of the Trust. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.




                                                Pension or Retirement   Estimated Annual  Total Compensation
                                 Aggregate       Benefits Accrued as      Benefits Upon    from Trust2 Paid
   Name of Person/Position   Compensation From  Part of Fund Expenses      Retirement         to Trustees
                                 the Trust1
--------------------------- ------------------- ---------------------- ------------------ --------------------
Walter E. Auch, Trustee           $19,500                None                 None              $19,500
--------------------------- ------------------- ---------------------- ------------------ --------------------
Donald E. O'Connor, Trustee       $19,500                None                 None              $19,500
--------------------------- ------------------- ---------------------- ------------------ --------------------
George T. Wofford III,            $19,500                None                 None              $19,500
Trustee
--------------------------- ------------------- ---------------------- ------------------ --------------------
George J. Rebhan, Trustee           None                 None                 None               None
--------------------------- ------------------- ---------------------- ------------------ --------------------
James Clayburn LaForce,             None                 None                 None               None
Trustee


------------------------------

1    For the fiscal year ended January 31, 2002.
2 There are currently numerous portfolios comprising the Trust. For the fiscal year ended January 31, 2002, aggregate trustees fees and expenses in the amount of $5,032 were allocated to the Fund.

Board Committees

     The Trust has two standing committees: The Audit Committee and the Valuation Committee. The Audit Committee is comprised of all of the Independent Trustees. It does not include any interested Trustees. The Audit Committee typically meets twice per year with respect to the various series of the Trust. The Audit Committee met once during the Fund's last fiscal year with respect to the Fund. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a Fund's financial statements and to ensure the integrity of the Fund's pricing and financial reporting.

     The Trust's Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of at least one representative from the
Administrator's staff who is knowledgeable about the Fund and at least one Trustee. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed by the Board of Trustees. The Valuation Committee meets as needed. The Valuation committee met once during the Fund's last fiscal year with respect to the Fund.

 Control Persons, Principal Shareholders, and Management Ownership

     A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. As of July 31, 2002, there were no control persons or principal shareholders of the Fund. In addition, as of July 31, 2002, no Independent Trustee of the Trust beneficially owned shares of the Fund and the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund. Furthermore, neither the Independent Trustees nor members of their immediately families, owned as of July 31, 2002, securities beneficially or of record in the Advisor, the Distributor or an affiliate of the Advisor or Distributor. In addition, during the most recently completed calendar year, neither the Independent Trustees nor members of their immediate families conducted any transactions (or series of transactions) in which the amount involved exceeded $60,000 and to which the Advisor, the Distributor or any affiliate thereof was a party. As of July 31, 2002, the following shareholders were considered to be either a control person or principal shareholder of the Fund:

Control Person of Jacobs & Company Mutual Fund



--------------------------------- ---------- ------------- ---------------------
Name and Address                   Shares     % Ownership     Type of Ownership
--------------------------------- ---------- ------------- ---------------------
Runyon Distributing Company, Inc.  80,969        7.52%              Record
401(k) Plan
WV Route #25
Meadow Bluff, WV  24977

U.S. Bank, N.A. as Custodian for   63,441        5.89%            Beneficial
Robert W. Sadler IRA
5241 Glow Drive
Charleston, WV 25313
--------------------------------- ---------- ------------- ---------------------


                     INVESTMENT ADVISORY AND OTHER SERVICES

 INVESTMENT ADVISOR


     The Trust has entered into an Investment Advisory Agreement ("Advisory Agreement") with Jacobs & Company, 300 Summers Street, Suite 970, Charleston, West Virginia 25301, with respect to the Fund. Jacobs & Company is referred to in this SAI as the "Advisor." The Advisor is entitled to receive investment advisory fees, which are accrued daily and payable monthly, at the annual rate of 1.00% of the Fund's average daily net assets.


     The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are neither parties to the Advisory Agreement nor "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically if it is assigned, and is terminable at any time without penalty by the Trustees of the Trust or with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 nor more than 60 days' written notice to the Advisor, or by the Advisor on 90 days' written notice to the Trust. The Advisory Agreement provides that neither the Advisor nor its personnel shall be liable (1) for any error of judgment or mistake of law; (2) for any loss arising out of any investment; or (3) for any act or omission in the execution of security transactions for the Trust or the Fund, except that the Advisor and its personnel shall not be protected against any liability to the Trust, the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its or their part in the performance of its or their duties or from reckless disregard of its or their obligations or duties thereunder.


     In granting its approval of the Advisory Agreement, the Board of Trustees, including the Independent Trustees, took into consideration, among other things:
(a) the nature and quality of the services  provided by the Advisor to the Fund;
(b) the appropriateness of the fees paid by the Fund to the Advisor; (c) the level of Fund expenses; (d) the reasonableness of the potential profitability of the Advisory Agreement to the Advisor; and (e) the nature of the Fund's investments. After reviewing various information, the Board of Trustees, including the Independent Trustees, concluded that the terms of the Advisory Agreement were fair and reasonable based on various factors, including, among other things, that the Advisor had qualified personnel and adequate internal controls to manage the assets of the Fund and was capable of offering advisory services to the Fund, the fees paid by the Fund to the Advisor were reasonable and consistent with advisory and other fees paid by other investment companies with similar objectives, and the Advisor's brokerage practices were reasonably efficient.

     In consideration of the services provided by the Advisor pursuant to the Advisory Agreement, the Advisor is entitled to receive from the Fund an investment advisory fee computed daily and paid monthly based on a rate equal to a percentage of the Fund's average daily net assets specified in the Prospectus. However, the Advisor may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis.

     The Advisor has agreed that, in the event the operating expenses of the Fund, including all investment advisory and administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the Fund's expense limitation, the Advisor will reduce its advisory fee (which fee is described below) in the amount equal to such excess expenses. The amount of any such reduction to be borne by the Advisor will be deducted from the monthly advisory fee otherwise payable with respect to the Fund during such fiscal year; and if such amounts should exceed the monthly fee, the Advisor will pay to the Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

     The Fund is responsible for its own operating expenses. Any such reductions made by the Advisor in its fees or payment of expenses that are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees' subsequent review and ratification of the reimbursed amounts. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses.

     For the period June 11, 2001 through January 31, 2002, the Fund accrued $38,934 in advisory fees. The Advisor waived fees and absorbed expenses in the aggregate amount of $124,518.

 Service Providers

     Pursuant to an Administration Agreement (the "Administration Agreement"), U.S. Bancorp Fund Services, LLC ("USBFS"), 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the "Administrator"), acts as administrator for the Fund. The Administrator provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund's independent contractors and agents; preparing for signature by an officer of the Trust all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, the Administrator does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. For the period June 11, 2001 through January 31, 2002, the Administrator received fees of $23,178. USBFS also serves as fund accountant, transfer agent and dividend disbursing agent to the Fund under separate agreements.

     U.S. Bank, National Association, an affiliate of USBFS, is the custodian of the assets of the Fund (the "Custodian") pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses. The Custodian's address is 425 Walnut Street, Cincinnati, Ohio 45202. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.

     PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036 are the independent public accountants for the Fund whose services include auditing the Fund's financial statements and the performance of related tax services.

     Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, 23rd Floor, Los Angeles, California 90071 is counsel to the Fund and provides counsel on legal matters relating to the Fund.

 Distribution Agreement

     The Trust has entered into a Distribution Agreement (the "Distribution Agreement") with Quasar Distributors, LLC, 615 E. Michigan Street, Milwaukee, WI 53202 (the "Distributor"), pursuant to which the Distributor acts as the Fund's distributor, provides certain administration services and promotes and arranges for the sale of the Fund's shares. The offering of the Fund's shares is continuous. The Distributor, Administrator, Transfer Agent and Custodian are affiliated companies.

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days' written notice when authorized either by a majority vote of the Fund's shareholders or by vote of a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act).

Distribution Plan

     Pursuant to a plan of distribution adopted by the Trust, on behalf of the Fund, pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), the Fund will compensate the Advisor as Distribution Coordinator in an amount equal to 0.25% of the Fund's average daily net assets for services primarily intended to result in the sale of the Fund's shares. Services include, but are not limited to, (a) making payments, including incentive compensation, to agents and consultants to the Advisor, any affiliate of the Advisor or Trust, including pension administration firms that provide distribution and shareholder related services and broker-dealers that engage in the distribution of Fund's shares; (b) making payments to persons who provide support services in connection with the distribution of Fund's shares and servicing of the Fund's shareholders, including, but not limited to, personnel of the Advisor, office space and equipment, telephone facilities, answering routine inquiries regarding the Fund, processing shareholder transactions and providing any other shareholder services not otherwise provided by the Trust's transfer agency or other servicing arrangements; (c) formulating and implementing marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (d) printing and distributing prospectuses, statements of additional information and reports of the Fund to prospective shareholders of the Fund; (e) preparing, printing and distributing sales literature pertaining to the Fund; and (f) obtaining whatever information analyses and reports with respect to marketing and promotional activities that the Trust may, from time to time, deem advisable. Such services and activities shall be deemed to be covered by the Plan whether performed directly by the Advisor, distribution coordinator, or by a third party. The Plan provides for the compensation to the Advisor, as Distribution Coordinator, regardless of the Fund's distribution expenses.

     Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually. With the exception of the Distributor and the Advisor, in their capacities as the Fund's principal underwriter and distribution coordinator, respectively, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

     While there is no assurance that the expenditures of Fund assets to finance distribution to of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.

     During the period June 11, 2001 through January 31, 2002, the Fund paid $9,731 in distribution fees, of which $785 was paid out as compensation to brokers, $588 was for reimbursement of advertising and marketing expenses, $3,303 was for printing and postage expenses, $1,242 as payment to the distribution coordinator, $3,620 as compensation to sales personnel and $192 in miscellaneous expenses.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     Specific decisions to purchase or sell securities for the Fund are made by the portfolio manager who is an employee of the Advisor and who is appointed and supervised by senior officers of the Advisor. Changes in the Fund's investments are reviewed by the Board of Trustees of the Trust. The portfolio manager may serve other clients of the Advisor in a similar capacity.

     Under the advisory agreement, the Advisor uses its best efforts to seek to execute portfolio transactions at prices which, under the circumstances, result in total costs or proceeds being the most favorable to the Fund. In assessing the best overall terms available for any transaction, the Advisor considers all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, research services provided to the Advisor, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis. The Advisor is not required to obtain the lowest commission or the best net price for the Fund on any particular transaction, and is not required to execute any order in a fashion preferential to other accounts it manages.

     Debt securities are traded principally in the over-the-counter market through dealers acting on their own account and not as brokers. In the case of securities traded in the over-the-counter market (where no stated commissions are paid but the prices include a dealer's markup or markdown), the Advisor normally seeks to deal directly with the primary market makers unless, in its opinion, best execution is available elsewhere. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to the Advisor on the tender of the Fund's portfolio securities in so-called tender or exchange offers. Such soliciting dealer fees are in effect recaptured for the Fund by the Advisor. At present, no other recapture arrangements are in effect.


     Under the advisory agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Advisor intends to cause the Fund to pay broker-dealers that provide brokerage and research services to the Advisor, the Fund and/or other accounts for which the Advisor exercises investment discretion an amount of commission for effecting a securities transaction for the Fund in excess of the amount other broker-dealers would have charged for the transaction if the Advisor determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or its overall responsibilities to accounts over which the Advisor exercises investment discretion. Not all of such services are useful or of value in advising the Fund. The Advisor reports to the Board of Trustees regarding overall commissions paid by the Fund and their reasonableness in relation to the benefits to the Fund. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.



     The management fees that the Fund pays to the Advisor will not be reduced as a consequence of the Advisor's receipt of brokerage and research services. To the extent the Fund's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid by an amount which cannot be presently = Net Asset Value Per Share determined. Such services generally would be useful and of value to the Advisor serving one or more of its other clients and, conversely, such services obtained by the placement of brokerage business of other clients generally would be useful to the Advisor in carrying out its obligations to the Fund. While such services are not expected to reduce the expenses of the Advisor, the Advisor would, through use of the services, avoid the additional expenses which would be incurred if the Advisor should attempt to develop comparable information through its own staff.


     In certain instances, there may be securities that are suitable for the Fund as well as one or more of the Advisor's other clients. Investment decisions for the Fund and for other clients are made with a view to achieving their respective investment objectives. It may develop that the same investment decision is made for more than one client or that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When the Fund or other clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, it is believed that the ability of the Fund to participate in volume transactions will generally produce better executions for the Fund.

     It is not anticipated that any portfolio transactions will be executed with the Advisor or the Shareholder Servicing Agent, or with any affiliate of the Advisor or a Shareholder Servicing Agent, acting either as principal or as broker.


     For the period June 11, 2001 through January 31, 2002, the Fund paid $28,393 in brokerage commissions.


                               PORTFOLIO TURNOVER


     Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions. See "Portfolio Transactions and Brokerage." For the period June 11, 2001 through January 31, 2002, the Fund had a portfolio turnover rate of 49.70%.


                        DETERMINATION OF NET ASSET VALUE

     The net asset value of the Fund's shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m. Eastern time) each business day. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.


The net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time. An example of how the Fund calculated its net asset value per share as of January 31, 2002 is as follows:



                            Net Assets
                ---------------------------------=    Net Asset Value Per Share
                        Shares Outstanding

                            $9,931,256
                 ---------------------------------=   $10.18
                             975,110



     Generally, the Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust's Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Board considers, among other things: 1) the last sales price on the securities exchange, if any, on which a security is primarily traded; 2) the mean between the bid and asked prices; 3) price quotations from an approved pricing service, and 4) other factors as necessary to determine a fair value under certain circumstances.

     The Fund has invested in non-institutional lots of GNMA securities. Prices of GNMA securities are quoted by pricing services based on the institutional market, however sales of these securities in the odd-lot market cannot be effected at institutional prices. As a result, the Fund has estimated the fair value of $3,080,382 (31% of net assets) of GNMA securities using procedures adopted by the Board of Trustees. However, because of the inherent uncertainty of these valuations, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.


     The Fund's securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.

     Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

     Corporate debt securities are valued on the basis of valuations provided by dealers in those instruments, by an independent pricing service, approved by the Board, or at fair value as determined in good faith by procedures approved by the Board. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.


     An option that is written by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the last mean price. An option that is purchased by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the last mean price.


     All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

                        PURCHASE AND REDEMPTION OF SHARES

     The information provided below supplements the information contained in the Fund's Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares


     Fund shares are purchased at the net asset value next determined after the Transfer Agent receives your order in proper form. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the NYSE, currently 4:00 p.m. Orders are in proper form only after investment money is converted to U.S. dollars. Orders paid by check and received by 4:00 p.m., Eastern Time, will generally be available for the purchase of shares the following business day. Shares may be purchased in cash or in kind, at the discretion of the Fund.


     If you are considering redeeming or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption or transfer. Otherwise the Fund may delay payment until the purchase price of those shares has been collected, which may take up to 15 calendar days. To eliminate the need for safekeeping, the Fund will not issue certificates for your shares unless you request them.

     The Trust reserves the right in its sole discretion (1) to suspend the continued offering of the Fund's shares, (2) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund, and (3) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

     Selected securities brokers, dealers or financial intermediaries may offer shares of the Fund. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent before the Fund's daily cutoff time currently the close of regular NYSE trading. Orders received after that time will be purchased at the next-determined net asset value.

 How to Sell Shares

     You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your investment representative. The Fund will forward redemption proceeds or redeem shares for which it has collected payment of the purchase price.

     Payments to shareholders for Fund shares redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders. At various times, the Fund may be requested to redeem shares for which it has not yet received confirmation of good payment; in this circumstance, the Fund may delay the payment of the redemption proceeds until payment for the purchase of such shares has been collected and confirmed to the Fund.

 Selling Shares Directly to the Fund

     Send a signed letter of instruction to the Transfer Agent, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the Fund receives your request in proper form. In order to receive that day's net asset value, the Transfer Agent must receive your request before the close of regular trading on the NYSE.

 Selling Shares Through your Investment Representative

     Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services.

     If you want your redemption proceeds sent to an address other than your address as it appears on the Transfer Agent's records, a signature guarantee is required. The Fund may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Transfer Agent for details.

     Signature guarantees may be obtained from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings institution. A notary public cannot provide a signature guarantee.

 Delivery of Proceeds

     The Fund generally sends you payment for your shares the business day after your request is received in proper form, assuming the Fund has collected payment of the purchase price of your shares. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

 Telephone Redemptions

     Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest Account Application or as otherwise properly specified to the Fund in writing.

     The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if such procedures are observed, neither the Fund nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

     During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

 Redemptions in kind

     Subject to compliance with applicable regulations, the Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

                                    TAXATION

     The Fund intends to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each taxable year by complying with all applicable requirements regarding the source of its income, the diversification of its assets, and the timing of its distributions. The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes based on net income. However, the Board may elect to pay such excise taxes if it determines that payment is, under the circumstances, in the best interests of the Fund.

     In order to qualify as a regulated investment company, the Fund must, among other things, (a) derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited, for purposes of this calculation, in the case of other securities of any one issuer to an amount not greater than 5% of the Fund's assets or 10% or the voting securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). As such, and by complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on taxable income (including realized capital gains) that is distributed to shareholders in accordance with the timing requirements of the Code. If the Fund is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation.

     Distributions of net investment income and net realized capital gains by the Fund will be taxable to shareholders whether made in cash or reinvested by the Fund in shares. In determining amounts of net realized capital gains to be distributed, any capital loss carry-overs from the eight prior taxable years will be applied against capital gains. Shareholders receiving a distribution from the Fund in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date. Fund distributions also will be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.


     The Fund or the securities dealer effecting a redemption of the Fund's shares by a shareholder will be required to file information reports with the Internal Revenue Service ("IRS") with respect to distributions and payments made to the shareholder. In addition, the Fund will be required to withhold federal income tax at the rate of 30% on taxable dividends, redemptions and other payments made to accounts of individual or other non-exempt shareholders who have not furnished their correct taxpayer identification numbers and certain required certifications on the New Account application or with respect to which the Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to withholding.


     The Fund intends to declare and pay dividends and other distributions, as stated in the prospectus. In order to avoid the payment of any federal excise tax based on net income, the Fund must declare on or before December 31 of each year, and pay on or before January 31 of the following year, distributions at least equal to 98% of its ordinary income for that calendar year and at least 98% of the excess of any capital gains over any capital losses realized in the one-year period ending October 31 of that year, together with any undistributed amounts of ordinary income and capital gains (in excess of capital losses) from the previous calendar year. All such distributions are included in the taxable income of the shareholder in the year of declaration.

     The Fund may receive dividend distributions from U.S. corporations. To the extent that the Fund receives such dividends and distributes them to its shareholders, and meets certain other requirements of the Code, corporate shareholders of the Fund may be entitled to the "dividends received" deduction. Availability of the deduction is subject to certain holding period and debt-financing limitations.

     The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

     The use of hedging strategies, such as purchasing options, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by the Fund. Income from transactions in options with regard to its business of investing in securities will qualify as permissible income under Subchapter M of the Code. For accounting purposes, when the Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current market value of the option.
Any gain or loss realized by the Fund upon the expiration or sale of such options held by the Fund generally will be capital gain or loss.

     Any security, option, or other position entered into or held by the Fund that substantially diminishes the Fund's risk of loss from any other position held by the Fund may constitute a "straddle" for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that the Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses. Different elections are available to the Fund that may mitigate the effects of the straddle rules.

     Certain options contracts that are subject to Section 1256 of the Code ("Section 1256 Contracts") and that are held by the Fund at the end of its taxable year generally will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

     Section 475 of the Code requires that a "dealer" in securities must generally "mark to market" at the end of its taxable year all securities which it owns. The resulting gain or loss is treated as ordinary (and not capital) gain or loss, except to the extent allocable to periods during which the dealer held the security for investment. The "mark to market" rules do not apply, however, to a security held for investment which is clearly identified in the dealer's records as being held for investment before the end of the day in which the security was acquired. The IRS has issued guidance under Section 475 that provides that, for example, a bank that regularly originates and sells loans is a dealer in securities, and subject to the "mark to market" rules. Shares of the Fund held by a dealer in securities will be subject to the "mark to market" rules unless they are held by the dealer for investment and the dealer property identifies the shares as held for investment.

     Redemptions of shares of the Fund will result in gains or losses for tax purposes to the extent of the difference between the proceeds and the shareholder's adjusted tax basis for the shares. Any loss realized upon the redemption of shares within six months from their date of purchase will be treated as a long-term capital loss to the extent of distributions of long-term capital gain dividends with respect to such shares during such six-month period. All or a portion of a loss realized upon the redemption of shares of the Fund may be disallowed to the extent shares of the Fund are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

     Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment. Foreign taxes may apply to non-U.S. investors.


     The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable federal tax consequences of an investment in the Fund. The law firm of Paul, Hastings, Janofsky & Walker LLP has not expressed an opinion in respect thereof. Nonresident aliens and foreign persons are subject to different tax rules, and may be subject to withholding of up to 30% on certain payments received from the Fund. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Fund.


                           DIVIDENDS AND DISTRIBUTIONS

     The Fund will receive income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in its operations, is the Fund's net investment income, substantially all of which will be declared as dividends to the Fund's shareholders.

     The amount of income dividend payments by the Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Fund does not pay "interest" or guarantee any fixed rate of return on an investment in its shares.

     The Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain the Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year the Fund realizes a net gain on transactions involving investments held more than the period required for long-term gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund's shares may have been held by the shareholders.

     Any dividend or distribution paid by the Fund reduces the Fund's net asset value per share on the date paid by the amount of the dividend of distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

     Dividends and other distributions will be made in the form of additional shares of the Fund unless the shareholder has otherwise indicated. Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

                             PERFORMANCE INFORMATION

     From time to time, the Fund may advertise its total return. The Fund's total return refers to the average compounded rate of return on a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), and assumes that the entire investment is redeemed at the end of each period. Any statements of total return for the Fund will be accompanied by information on the Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time.


     The Fund's performance may from time to time be compared to that of other mutual funds tracked by mutual fund rating services, broad groups of comparable mutual funds or unmanaged indices, which may assume investment of dividends but generally do not reflect deductions for administrative and management costs. In reports and other communications to shareholders or in advertising and sales literature, the Fund may also show the historical performance of other investment vehicles or groups of other mutual funds, and may compare tax equivalent yields to taxable yields. Any given "performance" or performance comparison should not be considered as representative of any performance in the future. In addition, there may be differences between the Fund and the various indexes and reporting services which may be quoted by the Fund.

Average Annual Total Return

     Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

         P(1 + T)n = ERV

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ERV" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Average Annual Total Return (after Taxes on Distributions):

     The Fund's quotations of average annual total return (after taxes on distributions) are calculated according to the following formula:

         P(1 + T)n = ATVD

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ATVD" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

Average Annual Total Return (after Taxes on Distributions and Redemptions):

     The Fund's quotations of average annual total return (after taxes on distributions and redemption) are calculated according to the following formula:

         P(1 + T)n = ATVDR

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ATVDR" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period after taxes on distributions and redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.


                               GENERAL INFORMATION


     Advisors Series Trust is an open-end management investment company organized as a Delaware business trust under the laws of the State of Delaware on October 3, 1996. The Trust currently consists of numerous series of shares of beneficial interest, par value of 0.01 per share. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an interest in the Fund proportionately equal to the interest of each other share. Upon the Fund's liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.


     With respect to the Fund, the Trust may offer more than one class of shares. The Trust has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, the Fund has only one class of shares.

     The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

     The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Shares have no preemptive or conversion rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Board of Trustees recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series' or class' outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board of Trustees by written notice to the series' or class' shareholders. Unless each series and class is so terminated, the Trust will continue indefinitely.

     The Trust's Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

     The Declaration of Trust does not require the issuance of stock certificates. If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

     Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

     The Boards of the Trust, the Advisor and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Funds.

                                   APPENDIX A

                             CORPORATE BOND RATINGS

Moody's Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements: their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Standard & Poor's Ratings Group

AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

*Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.


                                   APPENDIX B

                            COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

Prime-1: Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

 Standard & Poor's Ratings Group

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2:   Capacity  for  timely   payment  on  issues  with  this   designation  is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."


                                     PART C
                         (Jacobs & Company Mutual Fund)

                                OTHER INFORMATION

Item 23.  Exhibits

(a) Agreement and Declaration of Trust dated October 3, 1996 was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on December 6, 1996 and is incorporated herein by reference.

(b)  Bylaws dated  October 3, 1996 was  previously  filed with the  Registration
     Statement on Form N-1A (File No. 333-17391) on December 6, 1996 and is incorporated herein by reference.

(c)  Instruments   Defining  Rights  of  Security  Holders  is  incorporated  by reference to Registrant's Declaration of Trust and Bylaws.

(d) Form of Investment Advisory Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

(e) Form of Distribution Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

(f)  Bonus or Profit Sharing Contracts is not applicable.

(g) Form of Custody Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 28, 1997 and is incorporated herein by reference.

(h)  Other Material Contracts

     (i) Form of Fund Administration Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

     (ii) Form of Transfer Agency Service Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on June 7, 2002 and is incorporated herein by reference.

     (iii)Form of Fund Accounting Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

     (iv) Form of Operating Expenses Limitation Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

     (v) Power of Attorney was previously filed with the Registration Statement on Form (File No. 333-17391) on June 28, 2002 and is incorporated herein by reference.

     (vi) Form of Shareholder Servicing Plan is to be filed.

(i)  Opinion of Counsel is not applicable.

(j)  Consent of Independent Public Accountants is filed herewith.

(k)  Omitted Financial Statements is not applicable.

(l)  Agreement Relating to Initial Capital is not applicable.

(m) Form of 12b-1 Plan was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on March 12, 2001 and is incorporated herein by reference.

(n) Rule 18f-3 Plan was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

(o)  Reserved.

(p)  Code of Ethics

     (i) Code of Ethics for Registrant was previously filed with Registrant's Post-Effective Amendment No. 61 to its Registration Statement on Form N-1A (File No. 333-17391) with the SEC on April 19, 2000 and is incorporated herein by reference.

     (ii) Code of Ethics for the Adviser is to be filed.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

     No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

     Reference is made to Article VII of the Registrant's  Declaration of Trust,
Article VI of Registrant's Bylaws and Paragraph 6 of the Distribution Agreement.

     Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26.  Business and Other Connections of the Investment Adviser

     With respect to the Adviser, the response to this Item will be incorporated by reference to each of the Adviser's Uniform Application for Investment Adviser Registration, as amended, (Form ADV) once filed with the Securities and Exchange Commission.

Item 27.  Principal Underwriters.

     (a)  Quasar  Distributors,   LLC,  615  East  Michigan  Street,  Milwaukee,
          Wisconsin, 53202, the Distributor for shares of the Registrant, will also act as Distributor for the following other investment companies:


    ------------------------------------------------------- ----------------------------------------------------
                    Advisors Series Trust                                        IPS Funds
    ------------------------------------------------------- ----------------------------------------------------
    ------------------------------------------------------- ----------------------------------------------------
                     AHA Investment Funds                                   Jacob Internet Fund
    ------------------------------------------------------- ----------------------------------------------------
    ------------------------------------------------------- ----------------------------------------------------
               Alpha Analytics Investment Trust                         The Jensen Portfolio, Inc.
    ------------------------------------------------------- ----------------------------------------------------
    ------------------------------------------------------- ----------------------------------------------------
                     Alpine Equity Trust                                Kayne Anderson Mutual Funds
    ------------------------------------------------------- ----------------------------------------------------
    ------------------------------------------------------- ----------------------------------------------------
                     Alpine Series Trust                                       Kenwood Funds
    ------------------------------------------------------- ----------------------------------------------------
    ------------------------------------------------------- ----------------------------------------------------
                   Brandes Investment Trust                              Kit Cole Investment Trust
    ------------------------------------------------------- ----------------------------------------------------
    ------------------------------------------------------- ----------------------------------------------------
                Brandywine Advisors Fund, Inc.                          Light Revolution Fund, Inc.
    ------------------------------------------------------- ----------------------------------------------------
    ------------------------------------------------------- ----------------------------------------------------
               Builders Fixed Income Fund, Inc.                              The Lindner Funds
    ------------------------------------------------------- ----------------------------------------------------
    ------------------------------------------------------- ----------------------------------------------------
                      CCM Advisors Funds                                        LKCM Funds
    ------------------------------------------------------- ----------------------------------------------------
    ------------------------------------------------------- ----------------------------------------------------
                 CCMA Select Investment Trust                               Monetta Fund, Inc.
    ------------------------------------------------------- ----------------------------------------------------
    ------------------------------------------------------- ----------------------------------------------------
                     Country Mutual Funds                                   Monetta Trust, Inc.
    ------------------------------------------------------- ----------------------------------------------------
    ------------------------------------------------------- ----------------------------------------------------
                      Cullen Funds Trust                               1-800-MUTUALS Advisor Series
    ------------------------------------------------------- ----------------------------------------------------
    ------------------------------------------------------- ----------------------------------------------------
               The Dessauer Global Equity Fund                          MW Capital Management Funds
    ------------------------------------------------------- ----------------------------------------------------
    ------------------------------------------------------- ----------------------------------------------------
                        Everest Funds                                      PIC Investment Trust
    ------------------------------------------------------- ----------------------------------------------------
    ------------------------------------------------------- ----------------------------------------------------
                  First American Funds, Inc.                         Professionally Managed Portfolios
    ------------------------------------------------------- ----------------------------------------------------
    ------------------------------------------------------- ----------------------------------------------------
          First American Insurance Portfolios, Inc.                        Purisima Funds Trust
    ------------------------------------------------------- ----------------------------------------------------
    ------------------------------------------------------- ----------------------------------------------------
            First American Investment Funds, Inc.                             Quintara Funds
    ------------------------------------------------------- ----------------------------------------------------
    ------------------------------------------------------- ----------------------------------------------------
             First American Strategy Funds, Inc.                Rainier Investment Management Mutual Funds
    ------------------------------------------------------- ----------------------------------------------------
    ------------------------------------------------------- ----------------------------------------------------
               First American Closed End Funds                          RNC Mutual Fund Group, Inc.
    ------------------------------------------------------- ----------------------------------------------------
    ------------------------------------------------------- ----------------------------------------------------
                       FFTW Funds, Inc.                                      SAMCO Funds, Inc.
    ------------------------------------------------------- ----------------------------------------------------
    ------------------------------------------------------- ----------------------------------------------------
               Fleming Mutual Fund Group, Inc.                               SEIX Funds, Inc.
    ------------------------------------------------------- ----------------------------------------------------
    ------------------------------------------------------- ----------------------------------------------------
                   Fort Pitt Capital Funds                              Thompson Plumb Funds, Inc.
    ------------------------------------------------------- ----------------------------------------------------
    ------------------------------------------------------- ----------------------------------------------------
                     Glenmede Fund, Inc.                               TIFF Investment Program, Inc.
    ------------------------------------------------------- ----------------------------------------------------
    ------------------------------------------------------- ----------------------------------------------------
                 Harding, Loevner Funds, Inc.                          Trust for Investment Managers
    ------------------------------------------------------- ----------------------------------------------------
    ------------------------------------------------------- ----------------------------------------------------
                     Hennessy Funds, Inc.                          TT International U.S.A. Master Trust
    ------------------------------------------------------- ----------------------------------------------------
    ------------------------------------------------------- ----------------------------------------------------
               The Hennessy Mutual Funds, Inc.                                 Wexford Trust
    ------------------------------------------------------- ----------------------------------------------------
    ------------------------------------------------------- ----------------------------------------------------
                        Investec Funds                                         Zodiac Trust
    ------------------------------------------------------- ----------------------------------------------------
    ------------------------------------------------------- ----------------------------------------------------
                Investors Research Fund, Inc.
    ------------------------------------------------------- ----------------------------------------------------

     (b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal  Position and Offices with Quasar Positions and Offices with
Business Address    Distributors, LLC                Registrant
------------------- -------------------------------- ---------------------------
James R. Schoenike  President, Board Member          None
------------------- -------------------------------- ---------------------------
Donna J. Berth      Treasurer                        None
------------------- -------------------------------- ---------------------------
Suzanne E. Riley    Secretary                        None
------------------- -------------------------------- ---------------------------
Joe Redwine         Board Member                     None
------------------- -------------------------------- ---------------------------
Bob Kern            Board Member                     None
------------------- -------------------------------- ---------------------------
Paul Rock           Board Member                     None
------------------- -------------------------------- ---------------------------
Jennie Carlson      Board Member                     None
------------------- -------------------------------- ---------------------------
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

     (c)  Not Applicable.

Item 28.  Location of Accounts and Records.

     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

---------------------------------- ---------------------------------------
Records Relating to:               Are located at:
---------------------------------- ---------------------------------------
Registrant's Fund Administrator,   U.S. Bancorp Fund Services, LLC
Fund Accountant and Transfer Agent 615 East Michigan Street, 3rd Floor
                                   Milwaukee, WI  53202
---------------------------------- ---------------------------------------
Registrant's Custodian             U.S. Bank, National Association
                                   425 Walnut Street
                                   Cincinnati, OH  45202
---------------------------------- ---------------------------------------
Registrant's Investment Adviser    Jacobs & Company
                                   300 Summers Street, Suite 970
                                   Charleston, West Virginia  25301
---------------------------------- ---------------------------------------

Item 29.  Management Services Not Discussed in  Parts A and B.

          Not Applicable.

Item 30.  Undertakings.

          Not Applicable.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement on Form N-1A of Advisors Series Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 12th day of August, 2002.


                                               ADVISORS SERIES TRUST

                                               By: Eric M. Banhazl*
                                                   -----------------------------
                                                   Eric M. Banhazl
                                                   President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
registration statement on Form N-1A of Advisors Series Trust has been signed below by the following persons in the capacities and on August 12, 2002.

Signature                               Title

/s/Eric M. Banhazl*                     President, Principal Financial and
-------------------------               Accounting Officer and Trustee
Eric M. Banhazl

/s/Walter E. Auch*                      Trustee
-------------------------
Walter E. Auch

/s/Donald E. O'Connor*                  Trustee
-------------------------
Donald E. O'Connor

/s/George T. Wofford III*               Trustee
-------------------------
George T. Wofford III

/s/George J. Rebhan*                    Trustee
-------------------------
George J. Rebhan

/s/James Clayburn LaForce*              Trustee
------------------------
James Clayburn LaForce

*  By /s/ John S. Wagner
   ------------------------
        John S. Wagner
        Attorney-in-Fact pursuant to Power
        of Attorney.



EXHIBIT INDEX

Exhibit                                                           Exhibit No.
-------                                                           -----------
Consent of Independent Accountants                                 EX.99.j